Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 142,345,000	$ 131,018,000
Accounts receivable, net of allowance of $2,088 and $2,663, respectively	110,994,000	108,578,000
Net investment in finance leases, net of allowance of $81 and $169, respectively	87,451,000	78,459,000
Container leaseback financing receivable, net of allowance of $41 and $98, respectively	28,495,000	27,076,000
Trading containers	5,390,000	9,375,000
Containers held for sale	10,890,000	15,629,000
Prepaid expenses and other current assets	12,431,000	13,713,000
Due from affiliates, net	1,998,000	1,509,000
Total current assets	399,994,000	385,357,000
Restricted cash	70,276,000	74,147,000
Containers, net of accumulated depreciation of $1,674,907 and $1,619,591, respectively	4,416,008,000	4,125,052,000
Net investment in finance leases, net of allowance of $561 and $1,164, respectively	983,169,000	801,501,000
Container leaseback financing receivable, net of allowance of $115 and $326, respectively	335,259,000	336,792,000
Fixed assets, net of accumulated depreciation of $13,041 and $12,918, respectively	628,000	746,000
Intangible assets, net of accumulated amortization of $48,731 and $47,931, respectively	1,919,000	2,719,000
Derivative instruments	2,188,000	47,000
Deferred taxes	1,154,000	1,153,000
Other assets	13,117,000	13,862,000
Total assets	6,223,712,000	5,741,376,000
Current liabilities:
Accounts payable and accrued expenses	17,266,000	24,385,000
Container contracts payable	489,922,000	231,647,000
Other liabilities	3,596,000	2,288,000
Due to container investors, net	24,844,000	18,697,000
Debt, net of unamortized costs of $7,238 and $8,043, respectively	295,518,000	408,365,000
Total current liabilities	831,146,000	685,382,000
Debt, net of unamortized costs of $24,140 and $18,639, respectively	3,998,908,000	3,706,979,000
Derivative instruments	20,648,000	29,235,000
Income tax payable	10,146,000	10,047,000
Deferred taxes	7,429,000	6,491,000
Other liabilities	28,731,000	16,524,000
Total liabilities	4,897,008,000	4,454,658,000
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; 58,884,261 shares issued and 50,092,911 shares outstanding at 2021; 58,740,919 shares issued and 50,495,789 shares outstanding at 2020	590,000	587,000
Treasury shares, at cost, 8,791,350 and 8,245,130 shares, respectively	(97,017,000)	(86,239,000)
Additional paid-in capital	426,804,000	416,609,000
Accumulated other comprehensive loss	(4,118,000)	(9,744,000)
Retained earnings	1,000,445,000	938,395,000
Total Textainer Group Holdings Limited shareholders’ equity	1,326,704,000	1,259,608,000
Noncontrolling interest	0	27,110,000
Total equity	1,326,704,000	1,286,718,000
Total liabilities and equity	$ 6,223,712,000	$ 5,741,376,000